Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 494	$ 405	$ 405
Accounts receivable	2,304	2,236	2,236
Inventories	460	466	466
Current portion of contract assets	1,234	1,052	1,052
Other current assets	524	436	459
Current portion of derivative instruments	101	270	270
Total current assets	5,117	4,865	4,888
Property, plant and equipment	13,934	13,261	11,780
Property, plant and equipment	12,198		11,780	$ 11,143
Intangible assets	8,905	7,205	7,205
Investments	2,830	2,134	2,134
Derivative instruments	1,478	1,339	1,339
Contract assets	557	535	535
Other long-term assets	275	132	132
Goodwill	3,923	3,905	3,905
Total assets	37,019	33,376	31,918
Current liabilities:
Short-term borrowings	2,238	2,255	2,255
Accounts payable and accrued liabilities	3,033	2,997	3,052
Income tax payable	48	177	177
Other current liabilities	141	132	132
Contract liabilities	224	233	233	278
Current portion of long-term debt	0	900	900
Current lease liabilities	230	190
Current portion of derivative instruments	50	87	87
Total current liabilities	5,964	6,971	6,836
Provisions	36	35	35
Long-term debt	15,967	13,390	13,390
Derivative instruments	90	22	22
Lease liabilities	1,495	1,355
Other long-term liabilities	614	546	546
Deferred tax liabilities	3,437	2,901	2,910
Total liabilities	27,603	25,220	23,739
Shareholders' equity	9,416	8,156	8,179	$ 7,492
Total liabilities and shareholders' equity	$ 37,019	$ 33,376	$ 31,918